Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM Real Assets Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class A | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
PGIM Real Assets Fund - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Real Assets Fund - Class A | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Real Assets Fund - Class A | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
PGIM Real Assets Fund - Class A | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Real Assets Fund - Class A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Real Assets Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Real Assets Fund - Class A | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Assets Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Real Assets Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund Class C | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
PGIM Real Assets Fund Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Real Assets Fund Class C | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Real Assets Fund Class C | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
PGIM Real Assets Fund Class C | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Real Assets Fund Class C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Real Assets Fund Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Real Assets Fund Class C | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Assets Fund Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Real Assets Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund Class Z | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
PGIM Real Assets Fund Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Real Assets Fund Class Z | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Real Assets Fund Class Z | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
PGIM Real Assets Fund Class Z | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Real Assets Fund Class Z | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Real Assets Fund Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Real Assets Fund Class Z | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Assets Fund Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Real Assets Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class R6 | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
PGIM Real Assets Fund - Class R6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Real Assets Fund - Class R6 | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Real Assets Fund - Class R6 | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
PGIM Real Assets Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Real Assets Fund - Class R6 | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Real Assets Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Real Assets Fund - Class R6 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Assets Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%